UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 100.2%
Commercial Paper – 83.1%
Abn Amro Holdings NV
8/06/07	5.23%	$8,300	$8,257,797
Anglo Irish Bank
7/18/07 (a)	5.24%	6,950	6,933,814
ASB Finance Ltd.
9/10/07 (a)	5.26%	8,450	8,363,657
Bank Ireland Governor & Co.
7/13/07 (a)	5.24%	6,950	6,938,883
Bank of America Corp.
7/02/07	5.25%	15,100	15,100,000
Banque Et Caisse Epargne
7/12/07	5.24%	15,300	15,277,751
Barclays US Funding
8/15/07	5.24%	16,700	16,593,148
BNP Paribas Fin
7/23/07	5.25%	15,750	15,701,812
Caisse Centrale Desjardins
9/04/07 (a)	5.26%	7,000	6,934,604
Calyon North America
7/06/07	5.23%	13,900	13,891,923
Citigroup Funding Inc.
8/02/07	5.26%	15,000	14,932,058
Credit Suisse First Boston New York
8/20/07	5.25%	6,900	6,850,694
Dexia Bank
9/06/07	5.23%	8,400	8,319,458
Dnb Nor Bank Asa
10/26/07	5.16%	7,000	6,883,613
Fortis Funding
7/05/07 (a)	5.25%	7,000	6,996,940
Fountain Square Community Funding
7/03/07 (a)	5.23%	17,900	17,897,400
General Electric Capital
8/01/07	5.25%	15,000	14,934,375
Goldman Sachs
10/25/07	5.16%	8,400	8,261,540
Hbos Treasury Services PLC
10/11/07	5.18%	17,400	17,147,130
HSBC Finance Corp.
7/19/07	5.24%	15,150	15,112,512

Ing US Funding LLC
8/23/07	5.22%	8,400	8,336,664
Metlife Inc.
9/17/07 (a)	5.24%	8,350	8,256,415
Newport Funding Corp.
8/10/07 (a)	5.23%	8,300	8,252,974
Northern Rock PLC
8/09/07 (a)	5.24%	6,750	6,712,701
Old Line Funding Corp.
7/24/07 (a)	5.26%	8,450	8,422,838
Park Avenue Receivables Co.
7/17/07 (a)	5.26%	15,100	15,066,906
Prudential PLC
7/11/07 (a)	5.24%	17,500	17,477,075
Rabobank Usa Fin Corp.
7/02/07	5.32%	22,000	22,000,000
Royal Bank of Scotland
7/25/07	5.25%	14,900	14,850,071
Society Generale North America
9/13/07	5.25%	8,350	8,261,107
Swedbank
8/03/07	5.22%	6,950	6,917,752
Toronto Dominion Holdings USA Inc.
8/08/07 (a)	5.25%	8,400	8,354,718
Toyota Motor
7/20/07	5.25%	14,900	14,860,887
Unicredito Ita Bank Ireland
8/07/07 (a)	5.23%	6,950	6,913,652
Westpac Securities
8/21/07 (a)	5.311%	6,950	6,899,419

			392,912,288

Certificate of Deposit – 9.7%
Branch Banking & Trust Co.
8/13/07	5.34%	8,200	8,200,047
Depfa Bank Europe
8/24/07 (a)	5.30%	8,300	8,300,000
Lloyds Bank PLC
7/10/07	5.27%	15,150	15,150,000
Norinchukin Bank NY Branch
7/09/07	5.32%	7,100	7,100,000
Regions Bank
8/17/07	5.28%	7,000	7,000,000

			45,750,047

Corporate Debt Obligations – 7.4%
K2 USA LLC
1/22/08 (a)(b)	5.30%	7,000	6,999,984
Series MTn
5/01/08 (a)(b)	5.31%	9,300	9,300,000
Sigma Finance, Inc.
4/30/08 (a)(b)	5.295%	9,300	9,300,000
World Savings Bank FSB
5/08/08 (b)	5.32%	9,300	9,302,283

			34,902,267

Total Investments – 100.2%
(cost $473,564,602)			473,564,602
Other assets less liabilities – (0.2)%			(877,422)

Net Assets – 100.0%			$472,687,180

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $174,321,980 or 36.9% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Exchange Reserves)

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2007